Inventories - Schedule of Reserve (Details) - Reserve [Member]	6 Months Ended
Jun. 30, 2025 USD ($)
Inventories - Schedule of Reserve [Line Items]
Beginning Balance	$ 25,059
Addition	17,453
Effects of currency translation	3,150
Ending balance	$ 45,662